Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
The changes in the number of SOPs and RSUs are as follows. WAEP is the weighted average exercise price and WAGDFV is the weighted average fair value at the grant date.

The changes in the number of SOPs and RSUs are as follows. WAEP is the weighted average exercise price and WAGDFV is the weighted average fair value at the grant date.

SOPs	2021	WAEP (US$)	2020	WAEP (US$)	2019	WAEP (US$)

Outstanding on January 1	42,515,821	1.58	51,034,938	0.91	2,728,085	9.19
Granted during the year	1,141,362	23.75	3,376,767	9.92	354,354	72.68
Exercised during the year	(18,822,551)	0.38	(6,804,750)	0.24	(999,466)	3.09
Forfeited during the year	(853,059)		(5,091,134)		(41,575)
Balances before 6-for-1 forward share split	23,981,573	3.01	42,515,821	1.58	2,041,398
Issuance due to 25-for-1 forward share split					48,993,540	23
Issuance of options due to 6-for-1 forward split (note 27)	119,907,866
Outstanding on December 31	143,889,439	0.50	42,515,821	1.58	51,034,938	0.91
Exercisable on December 31	101,416,310	0.20	30,190,826	0.56	29,883,161	0.39

RSUs	2021	WAGDFV (US$)	2020	WAGDFV (US$)

Outstanding on January 1	5,294,454	10.47	-
Granted during the year	13,103,243	36.65	6,048,335	10.45
Vested during the year	(3,092,289)	15.06	(430,680)	10.46
Forfeited during the year	(1,817,919)		(323,201)
Balances before 6-for-1 forward share split	13,487,489	28.91	5,294,454	10.47
Issuance of RSUs due to 6-for-1 forward split (note 27)	67,437,448
Outstanding on December 31	80,924,937	4.82	5,294,454	10.47

The following table presents the following table presents the total amount of share-based compensation granted as of December 31,2021 and 2020 and the related expenses and provision for taxes as of December 31, 2021, 2020 and 2019.

The following table presents the following table presents the total amount of share-based compensation granted as of December 31,2021 and 2020 and the related expenses and provision for taxes as of December 31, 2021, 2020 and 2019.

	2021	2020	2019
	US$	US$	US$
Share-based payments granted, net of shares withheld for employee taxes	139,025	40,861	18,511
Share-based compensation expenses	225,445	56,273	4,968
Liability provision for taxes presented as salaries, allowances and social security contributions	61,772	10,334	4,968

The following table presents additional information relating to the SOP characteristics and the valuation model:

The following table presents additional information relating to the SOP characteristics and the valuation model:

	2021	2020	2019

Weighted average fair value of options granted during the year (US$)*	2.58	7.45	68.90
Weighted average share fair value of options granted during the year (US$)*	3.97	10.53	99.90
Exercised price of options granted during the year (US$)*	3.98	6.70 to 10.4	20.5 to 166.5
Expected volatility of options issued during the year (%)	72.5 and 75.0	69.5 and 77.9	64.3 and 77.9
Risk–free interest rate p.y. (%)	0.5	1.3 to 1.7	1.2 to 1.2
Weighted average share price of options exercised during the year (US$)*	3.98	10,6	234.5

Range of exercise prices remaining at year end (US$)
Zero to US$ 3.0	95.0%	90.8%	26.7%
US$ 3.1 to US$ 6.0	5.0%	-	-
US$ 6.1 to US$ 10.0	-	2.3%	10.8%
US$ 10.1 to US$ 50.0	-	6.9%	45.6%
US$ 50.1 to US$ 100.0	-	-	15.4%
US$ 100.1 and above	-	-	1.5%

Total cash to be received upon exercise of SOPs outstanding at year end
Vested	20,779	16,761	11,690
Unvested	51,367	50,375	34,873

Weighted remaining contractual life (in years)	5.7	6.0	6.9

(*) After the 6-for-1 forward share split.

The following table presents additional information relating to the RSUs and Awards characteristics and the valuation model:

The following table presents additional information relating to the RSUs and Awards characteristics and the valuation model:

	2021	2020
Most relevant vesting periods for the grants outstanding
3 years	49.7%	57.3%
5 years	44.5%	35.0%
Volatility (%)	68.0 to 75.0	62.4 to 74.2
Discount for the lack of marketability (%)	17.0 to 19.0	21.4 to 23.0
Risk free interest rate (%)	0.06 to 0.11	0.41
Awards vesting period	Up to 7.4 years	Up to 4.5 years